Other Current Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 48,335	$ 50,169
Other	16,676	5,129
Total	$ 65,011	$ 55,298